Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	3,760.71
Total Fee Amount	4,302.07
Total Offset Amount	0.00
Net Fee	$ 541.36